(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations	$ (54,000)	$ (375,000)	$ 77,000
Weighted average number of ordinary shares outstanding	83,606,810	83,606,810	83,606,810
Tax credit recovered	$ 12,000	$ 438,000	$ 0	$ 590,000
Closure costs	42,000
Tax (expense)/credit	$ 12,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares outstanding	83,606,810	83,606,810	83,606,810
Diluted earnings per share denominator	106,518,650	105,024,732	101,870,064
Basic (loss)/earnings per ordinary share for discontinued operations	$ (54,000)	$ (375,000)	$ 77,000
Diluted (loss)/earnings per ordinary share for discontinued operations	$ (54,000)	$ 375,000	$ 77,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares outstanding	20,901,703	20,901,703	20,901,703
Diluted earnings per share denominator	26,629,663	25,256,183	25,467,517
Basic (loss)/earnings per ordinary share for discontinued operations	$ (54,000)	$ (375,000)	$ 77,000
Diluted (loss)/earnings per ordinary share for discontinued operations	$ (54,000)	$ (375,000)	$ 77,000